Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 97.9%
Aerospace & Defense – 4.3%
MTU Aero Engines AG	29,323	$13,027,226
Rheinmetall AG	6,862	14,523,478
		27,550,704
Air Freight & Logistics – 2.4%
DSV Panalpina A/S	65,047	15,633,138
Banks – 16.9%
Banco Bilbao Vizcaya Argentaria SA	904,707	13,910,946
Banco Santander SA	2,009,529	16,631,679
Erste Group Bank AG	305,882	26,047,381
FinecoBank Banca Fineco SpA	648,226	14,380,167
Natwest Group PLC	1,928,587	13,535,708
UniCredit SpA	367,185	24,611,913
		109,117,794
Biotechnology – 1.6%
argenx SE*	18,856	10,433,606
Building Products – 2.2%
Cie de Saint-Gobain	119,318	14,002,692
Capital Markets – 5.0%
Allfunds Group PLC	1,090,925	8,351,800
Deutsche Bank AG	627,721	18,608,944
St James's Place PLC	343,046	5,574,233
		32,534,977
Chemicals – 2.0%
Air Liquide SA	62,312	12,853,721
Commercial Services & Supplies – 1.6%
SPIE SA	189,432	10,642,498
Diversified Telecommunication Services – 3.3%
Deutsche Telekom AG	584,431	21,317,992
Electrical Equipment – 4.2%
Prysmian SpA	131,527	9,300,953
Siemens Energy AG*	155,109	17,914,337
		27,215,290
Entertainment – 1.5%
Universal Music Group BV	303,706	9,829,738
Food & Staples Retailing – 1.9%
Koninklijke Ahold Delhaize NV	293,139	12,256,707
Food Products – 2.6%
Danone SA	205,481	16,786,208
Hotels, Restaurants & Leisure – 3.2%
Compass Group PLC	339,362	11,489,824
InterContinental Hotels Group PLC	81,103	9,242,837
		20,732,661
Insurance – 7.1%
Allianz SE (REG)	40,788	16,530,612
ASR Nederland NV	200,392	13,306,912
AXA SA	329,848	16,188,597
		46,026,121
Life Sciences Tools & Services – 1.7%
Lonza Group AG	15,472	11,022,166
Machinery – 3.9%
FLSmidth & Company A/S	230,747	14,101,044
Knorr-Bremse AG	115,311	11,143,488
		25,244,532
Media – 2.2%
Publicis Groupe SA	129,226	14,562,734
Oil, Gas & Consumable Fuels – 2.0%
Aker BP ASA	499,365	12,777,923
Pharmaceuticals – 5.5%
Galderma Group AG	75,128	10,893,607
Novartis AG	203,151	24,633,756
		35,527,363
Professional Services – 4.0%
RELX PLC	479,454	25,905,584
Semiconductor & Semiconductor Equipment – 7.2%
ASM International NV	29,801	19,073,146

	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
BE Semiconductor Industries NV	86,238	$12,904,619
Infineon Technologies AG	338,725	14,408,100
		46,385,865
Software – 6.7%
Nemetschek SE	122,362	17,726,522
SAP SE	84,480	25,686,083
		43,412,605
Textiles, Apparel & Luxury Goods – 4.9%
Cie Financiere Richemont SA (REG)	96,269	18,140,716
Pandora A/S	77,049	13,529,322
		31,670,038
Total Common Stocks (cost $505,935,699)		633,442,657
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $5,031,157)	5,030,151	5,031,157
Total Investments (total cost $510,966,856) – 98.7%		638,473,814
Cash, Receivables and Other Assets, net of Liabilities – 1.3%		8,529,034
Net Assets – 100%		$647,002,848

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Germany	$170,886,782	26.8%
France	85,036,450	13.3
Netherlands	67,371,122	10.5
United Kingdom	65,748,186	10.3
Switzerland	64,690,245	10.1
Italy	48,293,033	7.6
Denmark	43,263,504	6.8
Spain	38,894,425	6.1
Austria	26,047,381	4.1
Norway	12,777,923	2.0
Belgium	10,433,606	1.6
United States	5,031,157	0.8
Total	$638,473,814	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$2,866,473	$244,798,946	$(242,634,262)	$-	$-	$5,031,157	5,030,151	$233,349
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	45,482,719	(45,482,719)	-	-	-	-	10,743 ∆
Total Affiliated Investments - 0.8%
	$2,866,473	$290,281,665	$(288,116,981)	$-	$-	$5,031,157	5,030,151	$244,092

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$633,442,657	$-	$-
Investment Companies	-	5,031,157	-
Total Assets	$633,442,657	$5,031,157	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70221 08-25